Inventories - Summary of Inventories (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Raw materials	₩ 4,623,251	₩ 4,520,821
Merchandise	335	1,001
Work-in-progress	187,304	172,014
Finished goods	97,215	52,585
Supplies	2,930,978	2,814,377
Inventories-in-transit	1,021,797	2,356,444
Other inventories	14,735	13,490
Total Inventories	8,875,615	9,930,732
Acquisition cost
Inventories [Line Items]
Raw materials	4,624,638	4,522,171
Merchandise	335	1,001
Work-in-progress	187,304	172,089
Finished goods	97,272	52,642
Supplies	2,930,978	2,814,377
Inventories-in-transit	1,021,797	2,356,444
Other inventories	14,735	13,490
Total Inventories	8,877,059	9,932,214
Valuation allowance
Inventories [Line Items]
Raw materials	(1,387)	(1,350)
Merchandise	0	0
Work-in-progress	0	(75)
Finished goods	(57)	(57)
Supplies	0	0
Inventories-in-transit	0	0
Other inventories	0	0
Total Inventories	₩ (1,444)	₩ (1,482)